EFFECT OF EACH RESTATEMENT ADJUSTMENT (Details)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)		Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash	$ 25,884,495				$ 25,884,495		$ 11,855,861	$ 13,850,168
Cash	(25,884,495)				(25,884,495)		(11,855,861)	(13,850,168)
Restricted cash — client funds (segregated)							5,813,888	11,526,789
Customer funds (Client funds payable)	(7,699,708)	$ (28,339,255)			(7,699,708)		(5,813,888)	(11,526,789)
Common stock	423	423	[1]		423		423	39,108
Additional paid-in capital	29,254,158	28,045,698			29,254,158		26,959,111	16,883,620
Subscription receivable (contra-equity)								(8,000,000)
Accumulated other comprehensive income	78,321	186,045			78,321		296,257	(72,781)
Accumulated deficit	17,979,684	10,268,751			17,979,684		3,401,487	(2,396,102)
General and Administrative Expense	4,230,569	4,321,313		$ 2,135,030	8,551,882	$ 4,271,708	11,561,028	11,023,841
Rental expenses adjustment per ASC 842					(83,753)
Net income (loss) attributable to FDCTech shareholders	$ 7,710,931	6,867,266		$ (437,923)	$ 14,578,197	$ (145,111)	5,797,589	247,544
Adjustment A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash								44,058
Cash								(44,058)
Restricted cash — client funds (segregated)
Related party receivable
Subscription receivable (asset)
Related party advances (liability)
Customer funds (Client funds payable)
Common stock
Additional paid-in capital
Subscription receivable (contra-equity)
Accumulated other comprehensive income
Accumulated deficit								(44,058)
General and Administrative Expense								44,058
Rental expenses adjustment per ASC 842								(266,325)
Net income (loss) attributable to FDCTech shareholders								222,268
Adjustment B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash							3,500,000	3,500,000
Cash							(3,500,000)	(3,500,000)
Restricted cash — client funds (segregated)
Related party receivable
Subscription receivable (asset)
Related party advances (liability)
Customer funds (Client funds payable)								(3,500,000)
Common stock
Additional paid-in capital
Subscription receivable (contra-equity)
Accumulated other comprehensive income
Accumulated deficit
General and Administrative Expense
Rental expenses adjustment per ASC 842
Net income (loss) attributable to FDCTech shareholders
Adjustment C [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash							3,574,201	3,574,201	€ 3,453,334	€ 3,453,334
Cash							(3,574,201)	(3,574,201)	€ (3,453,334)	€ (3,453,334)
Restricted cash — client funds (segregated)
Related party receivable
Subscription receivable (asset)
Related party advances (liability)
Customer funds (Client funds payable)								(3,574,201)
Common stock
Additional paid-in capital
Subscription receivable (contra-equity)
Accumulated other comprehensive income
Accumulated deficit
General and Administrative Expense
Rental expenses adjustment per ASC 842
Net income (loss) attributable to FDCTech shareholders
Adjustment D [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash								7,713,827
Cash								(7,713,827)
Restricted cash — client funds (segregated)
Related party receivable
Subscription receivable (asset)
Related party advances (liability)								7,713,827
Customer funds (Client funds payable)
Common stock
Additional paid-in capital
Subscription receivable (contra-equity)
Accumulated other comprehensive income
Accumulated deficit
General and Administrative Expense
Rental expenses adjustment per ASC 842
Net income (loss) attributable to FDCTech shareholders
Adjustment E [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash
Cash
Restricted cash — client funds (segregated)
Related party receivable
Subscription receivable (asset)								(8,200,000)
Related party advances (liability)
Customer funds (Client funds payable)
Common stock
Additional paid-in capital								(200,000)
Subscription receivable (contra-equity)								(8,000,000)
Accumulated other comprehensive income
Accumulated deficit
General and Administrative Expense
Rental expenses adjustment per ASC 842
Net income (loss) attributable to FDCTech shareholders
Adjustment F [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash
Cash
Restricted cash — client funds (segregated)
Related party receivable								(732,375)
Subscription receivable (asset)
Related party advances (liability)								(732,375)
Customer funds (Client funds payable)
Common stock
Additional paid-in capital
Subscription receivable (contra-equity)
Accumulated other comprehensive income
Accumulated deficit
General and Administrative Expense
Rental expenses adjustment per ASC 842
Net income (loss) attributable to FDCTech shareholders
Adjustment G [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash
Cash
Restricted cash — client funds (segregated)
Related party receivable
Subscription receivable (asset)
Related party advances (liability)
Customer funds (Client funds payable)
Common stock								50
Additional paid-in capital								54,700
Subscription receivable (contra-equity)
Accumulated other comprehensive income
Accumulated deficit								(54,750)
General and Administrative Expense								54,750
Rental expenses adjustment per ASC 842
Net income (loss) attributable to FDCTech shareholders								(54,750)
OCI Re Translation [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash
Cash
Related party receivable
Subscription receivable (asset)
Related party advances (liability)
Customer funds (Client funds payable)
Common stock
Additional paid-in capital								19,511
Subscription receivable (contra-equity)
Accumulated other comprehensive income								(19,511)
Accumulated deficit
General and Administrative Expense
Rental expenses adjustment per ASC 842
Net income (loss) attributable to FDCTech shareholders
Revision of Prior Period Error Correction Adjustments [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash								10,931,221
Cash								(10,931,221)
Additional paid-in capital
Accumulated other comprehensive income
Accumulated deficit
General and Administrative Expense								98,808
Rental expenses adjustment per ASC 842								(266,325)
Net income (loss) attributable to FDCTech shareholders								167,518
Revision of Prior Period, Error Correction, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted cash — client funds (segregated)								11,526,789
Related party receivable								(732,375)
Subscription receivable (asset)								(8,200,000)
Related party advances (liability)								6,981,452
Customer funds (Client funds payable)								(7,074,201)
Common stock								50
Additional paid-in capital								(125,789)
Subscription receivable (contra-equity)								(8,000,000)
Accumulated other comprehensive income								(19,511)
Accumulated deficit								$ (98,808)
General and Administrative Expense		3,587
Net income (loss) attributable to FDCTech shareholders		$ (2,654)

[1]	$42,308 (before reverse split) to $423 (after reverse split).